Exhibit 99.16

NLY Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS)	Initial Credit Grade (DBRS)	Initial Property Valuation Grade (DBRS)	Initial Compliance Grade (DBRS)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (KBRA)	Initial Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Initial Compliance Grade (KBRA)	Initial Overall Grade (Moody's)	Initial Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS)	Final Credit Grade (DBRS)	Final Property Valuation Grade (DBRS)	Final Compliance Grade (DBRS)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Valuation Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (KBRA)	Final Credit Grade (KBRA)	Final Property Valuation Grade (KBRA)	Final Compliance Grade (KBRA)	Final Overall Grade (Moody's)	Final Credit Grade (Moody's)	Final Property Valuation Grade (Moody's)	Final Compliance Grade (Moody's)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Valuation Grade (S&P)	Final Compliance Grade (S&P)
4000012550	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/14/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/14/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000012550	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/14/2023	Acknowledged	3812	Credit	Interested Party Contribution – Exceeds Guidelines	The Interested Party Contributions of XXX exceed XXX allowable per guidelines.	Change status of 'Interested Party Contribution – Exceeds Guidelines' from Active to Open Rebuttal.;
Received updated CRSE.  The Interested Party Contributions of XXX exceed XXX allowable per guidelines. Compensating Factors : Credit History - XXX - last XX months; Verified Reserves are XXX. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Interested Party Contribution – Exceeds Guidelines' from Open Rebuttal to Acknowledged by Client.;
Received updated CRSE. The Interested Party Contributions of XXX exceed XXX allowable per guidelines. Compensating Factors : Credit History - XXX - last XX months; Verified Reserves are XXX. Lender provided exception for the loan not meeting the guideline requirements.	06/20/2023	06/20/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000012550	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/14/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/14/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000013553	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	07/11/2023	Cleared	3158	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Uploaded the document {XXX}	09/01/2023	Third Party Valuation Product Provided. CDA provided; updating loan accordingly. ; CDA provided; updating loan accordingly.	09/01/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000013553	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	07/11/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/11/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000013553	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	07/12/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/12/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000013582	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	07/20/2023	Cleared	3158	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Uploaded the document {XXX}. CDA provided; updating loan accordingly.	08/15/2023	Third Party Valuation Product Provided. CDA provided; updating loan accordingly.	08/15/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	D	A	A	A	D	A	B	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000013582	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	07/20/2023	Cleared	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.; CDA provided; updating loan accordingly.	08/15/2023	Third Party Valuation Product Provided. CDA provided; updating loan accordingly.	08/15/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	D	A	A	A	D	A	B	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000013582	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	07/20/2023	Acknowledged	1236	Compliance	Affiliated Business Disclosure is Missing	The affiliate business disclosure is Missing	Change status of 'Affiliated Business Disclosure is Missing' from Acknowledged by Client.; ..	07/31/2023	07/31/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	B	B	A	A	D	A	B	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000014051	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	07/25/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/25/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000014051	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	07/25/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/25/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000014051	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	07/24/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML Loan with established escrows and appraisal requirements have been met.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	07/25/2023	Higher-Priced Mortgage Loan ( XX CFR §XXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.	07/25/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000015000	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/27/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/27/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000015000	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/27/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/27/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000015000	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/27/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/27/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000014142	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	07/28/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML escrow established, appraisal requirement met	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	08/01/2023	08/01/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000014142	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	07/31/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/31/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000014142	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	07/31/2023	Cleared	1257	Credit	Borrower Employment Verification does not meet guidelines	XX/XX/XXXX Matrix guidelines require borrower to provide a CPA letter confirming percentage of ownership.

Additionally Guidelines require XXX borrowers to provide Verification of the existence of the business required within XXX calendar days prior to the note date or anytime after:

Please provide a CPA letter stating borrowers ownership, and a VOE that meets the XXX day requirements.	Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.;
Received LOX with Operating Agreement for XXX/business searches and confirmation of borrower's ownership. XXX is XXX and XXX used to be called XXX. Document to show the name change also provided. Documentation in file show borrower is XXX owner of XXX and XXX is XXX% owner of XXX per the Operating Agreement provided. Exception cleared.	08/03/2023	The exception 'Borrower Employment Verification does not meet guidelines' is cleared. Received LOX with Operating Agreement for XXX/business searches and confirmation of borrower's ownership. XXX is XXX and used to be called XXX. Document to show the name change also provided. Documentation in file show borrower is XXX owner of XXX and XXX is XXX% owner of per the Operating Agreement provided. Exception cleared.	08/03/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000013664	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	08/02/2023	Cleared	936	Property	UCDP Summary Report is Missing	The SSR indicator is Missing	Change status of 'UCDP Summary Report is Missing' from Active to Open Rebuttal.; UCDP documentation has been provided. CU Score is XXX and R&W Relief is Not Eligible.	08/03/2023	The SSR indicator is Present. UCDP documentation has been provided. CU Score is XXX and R&W Relief is Not Eligible.	08/03/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	D	A	D	A	A	A	D	A	A	A	C	A	C	A	D	A	D	A	C	A	C	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000013664	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	08/01/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	08/01/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	D	A	A	A	A	A	D	A	A	A	C	A	C	A	D	A	D	A	C	A	C	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000013664	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	08/01/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	08/01/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	D	A	A	A	A	A	D	A	A	A	C	A	C	A	D	A	D	A	C	A	C	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000013664	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	08/01/2023	Cleared	2460	Property	Third Party Desk Review variance to appraised value exceeds 10%	Third party Desk Review variance of XXX exceeds XXX% maximum allowed.; Third party Desk Review variance of XXX exceeds XXX% maximum allowed.	Change status of 'Third Party Desk Review variance to appraised value exceeds XXX%' from Active to Open Rebuttal.;
A field review was provided.  Updating loan accordingly. Variance still exceeds XXX%.  ; Change status of 'Third Party Desk Review variance to appraised value exceeds XXX%' from Active to Open Rebuttal.;
Received an updated full appraisal showing a value of $XXX.  Updating loan accordingly. ; Change status of 'Third Party Desk Review variance to appraised value exceeds XXX%' from Open Rebuttal to Active.;
A field review was provided. Updating loan accordingly. Variance still exceeds XXX%.	10/02/2023	Additional third party valuation requested to support value.; Additional third party valuation requested to support value. Received an updated full appraisal showing a value of $XXX Updating loan accordingly.	10/02/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	D	A	C	A	A	A	D	A	A	A	C	A	C	A	D	A	D	A	C	A	C	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000013664	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	08/07/2023	Cleared	2462	Property	Third Party Field Review variance to appraised value exceeds 10%.	Third party Field Review variance of XXX exceeds XXX% maximum allowed.	Change status of 'Third Party Field Review variance to appraised value exceeds XXX%.' from Active to Open Rebuttal.;
Received an updated full appraisal showing a value of $XXX. Updating loan accordingly.	10/02/2023	Additional third party valuation requested to support value. Received an updated full appraisal showing a value of $XXX. Updating loan accordingly.	10/02/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	D	A	C	A	A	A	D	A	A	A	C	A	C	A	D	A	D	A	C	A	C	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000013586	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	08/03/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; No Cure Required - HPML Loan with established escrows and appraisal requirement met. Downgraded	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines.; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.	08/07/2023	08/07/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	D	B	C	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000013586	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	08/03/2023	Acknowledged	1236	Compliance	Affiliated Business Disclosure is Missing	The affiliate business disclosure is Missing; The affiliate business disclosure is Missing	Change status of 'Affiliated Business Disclosure is Missing' from Active to Acknowledged by Client.;	08/07/2023	08/07/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	D	B	B	B	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000013586	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	08/07/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	08/07/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	D	B	A	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000013586	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	08/03/2023	Cleared	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	Uploaded the document {XXX}	08/15/2023	Third Party Valuation Product Provided. CDA provided; updating loan accordingly. ; CDA provided; updating loan accordingly.	08/15/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	D	B	D	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000013586	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	08/03/2023	Cleared	3802	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX and FHLMC Collateral Rep & Warrant Relief is Not Provided.	Change status of 'Third Party Valuation Product Not Provided' from Cleared to Revoked.; invalid duplicate	08/07/2023	Third Party Valuation Product Provided.; Third Party Valuation Product Provided.	08/15/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	D	B	D	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000013586	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	08/03/2023	Cleared	3810	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. CU Score not provided and FHLMC Collateral Rep and Warrant Relief not provided.	Change status of 'Third Party Valuation Product Not Provided' from Cleared to Revoked.; invalid	08/07/2023	Third Party Valuation Product Provided.; Third Party Valuation Product Provided.	08/15/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	D	B	D	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000013734	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	08/04/2023	Cleared	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.; CDA provided; updating loan accordingly.	08/11/2023	Third Party Valuation Product Provided. CDA provided; updating loan accordingly.	08/11/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	D	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000013734	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	08/04/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with established escrows and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines.; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.	08/07/2023	08/07/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	C	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000013734	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	08/07/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	08/07/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	A	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000014077	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	08/08/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				08/08/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000014077	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	08/08/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				08/08/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000014077	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	08/08/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				08/08/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000014290	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	08/09/2023	Cured Post Close	-97504	Compliance	First Lien Prepaid Finance Charge Test	I uploaded the check for $XXX, XXX label, letter to borr, and XXX. {XXX}; Uploaded the document {XXX}; Uploaded the document {XXX}; Uploaded the document {XXX}; Uploaded the document {XXX}; Uploaded the document {XXX}	09/15/2023	Change status of 'First Lien Prepaid Finance Charge Test' from Active to Open Rebuttal.;
PCCD documents provided.  Provided to compliance team for review. ; Change status of 'First Lien Prepaid Finance Charge Test' from Open Rebuttal to Active.;
PCCD documents provided.  Provided to compliance team for review. ; Change status of 'First Lien Prepaid Finance Charge Test' from Open Rebuttal to Active.;
the rebuttal is referencing the advanced fee refundability requirement under XXX, however, the exception is for finance charge threshold test under XXX so this did not clear the exception; Change status of 'First Lien Prepaid Finance Charge Test' from Open Rebuttal to Cured Post Close.;
XX/XX/XXXX - PCCD, LOE, copy of check and proof of shipment provided with XXX days of discovery XX/XX/XXXX which downgrades the exception to a B; This loan failed the first lien prepaid finance charge test. XXX
The loan has prepaid finance charges that exceed the greater of XXX% of the principal amount of the loan or $XXX.; the rebuttal is referencing the advanced fee refundability requirement under XXa-XXX(a), however, the exception is for finance charge threshold test under XXa-XXXa(a) so this did not clear the exception	09/19/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
4000014290	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	08/09/2023	Acknowledged	2451	Credit	Residual income does not meet guidelines.	Residual income of XXX does not meet minimum guidelines.	Change status of 'Residual income does not meet guidelines.' from Active to Acknowledged by Client.; CRSE in the file confirmed exception to ther guideline comp factors include: XXX Fico and XXX LTV.	08/09/2023	08/09/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
4000014290	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	08/09/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	08/09/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
4000014290	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	08/09/2023	Cleared	-96594	Compliance	High-Cost Mortgage Pre-Loan Counseling Date Test	This loan failed the high-cost mortgage pre-loan counseling date test due to one of the following findings: (XX CFR §XXX(a)(X)(i), (ii))The loan is a XXX RESPA loan and the High-Cost Mortgage Pre-Loan Counseling Date indicates the creditor did not receive written certification that the consumer has obtained counseling on the advisability of the mortgage after the consumer received either the good faith estimate or the disclosures required by XX CFR §XXX; or The loan is a XXX TRID loan and the High-Cost Mortgage Pre-Loan Counseling Date indicates the creditor did not receive written certification that the consumer has obtained counseling on the advisability of the mortgage after the consumer received either the initial loan estimate or the disclosures required by XX CFR §XXX; or The High-Cost Mortgage Pre-Loan Counseling Date was not provided; orThe High-Cost Mortgage Pre-Loan Counseling Date is on or after the closing date or estimated closing date.Certification of counseling required. A creditor shall not extend a high-cost mortgage to a consumer unless the creditor receives written certification that the consumer has obtained counseling on the advisability of the mortgage from a counselor that is approved to provide such counseling by the XXX and Urban Development or, if permitted by the Secretary, by a State housing finance authority.(ii) Timing of counseling. The counseling required under this paragraph (a)(X) must occur after:(A) The consumer receives either the disclosure required by section X(c) of the Real Estate Settlement Procedures Act of XXX (XX U.S.C. XXX(c)) or the disclosures required by §XXX; or(B) The consumer receives the disclosures required by §XXX(c), for transactions in which neither of the disclosures listed in (A) are provided.; Documenation Required.
Please provide the undiscounted/par rate for Bona Fide Points and Fees testing to be completed.	Change status of 'High-Cost Mortgage Pre-Loan Counseling Date Test' from Active to Open Rebuttal.;
XXX Undiscounted rate provided; Documenation Required.;
Please provide the undiscounted/par rate for Bona Fide Points and Fees testing to be completed.	08/15/2023	The high-cost mortgage pre-loan counseling date test is not applicable to this loan. (XX CFR §XXX(a)(X))The loan is not a high-cost mortgage.	09/19/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
4000014290	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	08/09/2023	Cleared	-96592	Compliance	High-Cost Mortgage Late Fee Test	This loan failed the high-cost mortgage late charges test for one of the following reasons: ( XX CFR §XXX(a)(X)(i) )The loan provides for a late payment fee in excess of XXX% of the amount of the payment past due; orA value for the late charges amount was not provided.Any late payment charge imposed in connection with a high-cost mortgage must be specifically permitted by the terms of the loan contract or open-end credit agreement and may not exceed XXX percent of the amount of the payment past due. No such charge may be imposed more than once for a single late payment.; Documenation Required.
Please provide the undiscounted/par rate for Bona Fide Points and Fees testing to be completed.	Change status of 'High-Cost Mortgage Late Fee Test' from Active to Open Rebuttal.;
XXX Undiscounted rate provided; Documenation Required.;
Please provide the undiscounted/par rate for Bona Fide Points and Fees testing to be completed.	08/15/2023	The high-cost mortgage late charges test is not applicable to this loan. ( XX CFR §XXX(a)(X) )The loan is not a high-cost mortgage.	09/19/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
4000014290	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	08/09/2023	Cleared	-96590	Compliance	High-Cost Mortgage Financing of Points and Fees Test	This loan failed the high-cost mortgage financing of points and fees test. ( XX CFR §XXX(a)(XX) )The loan finances, directly or indirectly, any points and fees, as defined in the legislation.A creditor that extends credit under a high-cost mortgage may not finance charges that are required to be included in the calculation of points and fees, as that term is defined in §XXX(b)(X) and (XXX). Credit insurance premiums or debt cancellation or suspension fees that are required to be included in points and fees under §XXX(b)(X)(iv) or (XXX)(iv) shall not be considered financed by the creditor when they are calculated and paid in full on a monthly basis.; Documenation Required.
Please provide the undiscounted/par rate for Bona Fide Points and Fees testing to be completed.	Change status of 'High-Cost Mortgage Financing of Points and Fees Test' from Active to Open Rebuttal.;
XXX Undiscounted rate provided; Documenation Required.;
Please provide the undiscounted/par rate for Bona Fide Points and Fees testing to be completed.	08/15/2023	The high-cost mortgage financing of points and fees test is not applicable to this loan. ( XX CFR §XXX(a)(X) )The loan is not a high-cost mortgage.	09/19/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
4000014290	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	08/09/2023	Cleared	-96601	Compliance	High-Cost Mortgage Timing of Disclosure Test	This loan failed the high-cost mortgage timing of disclosure test due to one of the following findings: ( XX CFR §XXX(c) )The High-Cost Mortgage Disclosure Date indicates the creditor did not furnish the disclosure required by XX CFR §XXX at least XXX prior to the consummation or account opening of a high-cost mortgage; orThe High-Cost Mortgage Disclosure Date was not provided; orNeither the consummation date nor the closing date was provided.; Documenation Required.
Please provide the undiscounted/par rate for Bona Fide Points and Fees testing to be completed.	Change status of 'High-Cost Mortgage Timing of Disclosure Test' from Active to Open Rebuttal.;
XXX Undiscounted rate provided; Documenation Required.;
Please provide the undiscounted/par rate for Bona Fide Points and Fees testing to be completed.	08/15/2023	The timing of high-cost mortgage disclosure test is not applicable to this loan. ( XX CFR §XXX(a)(X) )The loan is not a high-cost mortgage.	09/19/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
4000014290	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	08/09/2023	Cleared	-96607	Compliance	High-Cost Mortgage Points and Fees Threshold Test	This loan failed the high-cost mortgage points and fees threshold test due to one of the following findings: ( XX CFR §XXX(a)(X)(ii)(A), (B) )The loan amount is $XXX or more, and the transaction's total points and fees is $XXX, which exceeds XXX percent of the total loan amount of $XXX; orThe loan amount is less than $XXX and the transaction's total points and fees is $XXX which exceeds the lesser of X percent of the total loan amount of $XXX or $XXX.; Documenation Required.
Please provide the undiscounted/par rate for Bona Fide Points and Fees testing to be completed.	Change status of 'High-Cost Mortgage Points and Fees Threshold Test' from Active to Open Rebuttal.;
XXX Undiscounted rate provided; Documenation Required.;
Please provide the undiscounted/par rate for Bona Fide Points and Fees testing to be completed.	08/15/2023	This loan passed the high-cost mortgage points and fees threshold test due to one of the following findings: ( XX CFR §XXX(a)(X)(ii)(A), (B) )The loan amount is $XXX or more, and the transaction's total points and fees is $XXX, which does not exceed XXX percent of the total loan amount of $XXX; orThe loan amount is less than $XXX and the transaction's total points and fees is $XXX, which does not exceed the lesser of XXX percent of the total loan amount of $XXX or $XXX.	09/19/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
4000014967	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	08/11/2023	Cleared	3810	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXx%. CU Score not provided and FHLMC Collateral Rep and Warrant Relief not provided.	Change status of 'Third Party Valuation Product Not Provided' from Active to Open Rebuttal.; CDA provided; updating loan accordingly.	08/17/2023	Third Party Valuation Product Provided. CDA provided; updating loan accordingly.	08/17/2023	Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	D	B	D	A	C	B	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
4000014967	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	08/11/2023	Cleared	936	Property	UCDP Summary Report is Missing	The SSR indicator is Missing	Change status of 'UCDP Summary Report is Missing' from Active to Open Rebuttal.; CDA provided; updating loan accordingly.	08/17/2023	The SSR indicator is Not Applicable	08/17/2023	Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	D	B	D	A	C	B	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
4000014967	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	08/11/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
															HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	08/14/2023		08/14/2023	Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	A	C	B	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
4000014967	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	08/11/2023	Acknowledged	1236	Compliance	Affiliated Business Disclosure is Missing	The affiliate business disclosure is Missing	Change status of 'Affiliated Business Disclosure is Missing' from Active to Acknowledged by Client.;	08/14/2023		08/14/2023	Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	D	B	B	B	C	B	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
4000014967	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	08/11/2023	Acknowledged	1462	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or $XXX, are less than the Guidelines minimum required of XXX or $XXX.	Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Acknowledged by Client.;
															The lender approved the exception for less tha XXX months verified reserves citing +XXX years self-employment and &lt;XXX payment shock as compensating factors.	08/14/2023		08/14/2023	Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	B	C	B	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
4000016772	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	08/18/2023	Acknowledged	1236	Compliance	Affiliated Business Disclosure is Missing	The affiliate business disclosure is Missing; The affiliate business disclosure is Missing	Change status of 'Affiliated Business Disclosure is Missing' from Active to Open Rebuttal.;
Lender acknowledges; Change status of 'Affiliated Business Disclosure is Missing' from Active to Open Rebuttal.;
Lender acknowledges; Change status of 'Affiliated Business Disclosure is Missing' from Open Rebuttal to Acknowledged by Client.;
Lender acknowledges; Change status of 'Affiliated Business Disclosure is Missing' from Open Rebuttal to Acknowledged by Client.;
Lender acknowledges	09/12/2023	09/12/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
																				B	B	B	B	A	A	A	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000016772	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	08/21/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	08/21/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
																				B	B	A	A	A	A	A	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000016772	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	08/21/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	08/21/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
																				B	B	A	A	A	A	A	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000014570	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	08/22/2023	Cleared	-99349	Compliance	TILA Finance Charge Test	This loan failed the TILA finance charge test.( XX CFR §XXX(o)(X) )The finance charge is $XXX. The disclosed finance charge of $XXX is not considered accurate because it is understated by more than $XXX.	See pg XXX of XXX - shows finance charges are correct and shows which fees included. {XXX}; Uploaded the document {XXX}	08/25/2023	This loan passed the TILA finance charge test.( XX CFR §XXX(o)(X) )The finance charge is $XXX. The disclosed finance charge of $XXX is considered accurate because:It is understated by no more than $XXX; orIt is greater than the amount required to be disclosed.	08/29/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
4000014570	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	08/22/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with established escrows and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines. ; Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.	08/29/2023	08/29/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
4000014570	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	08/22/2023	Acknowledged	1236	Compliance	Affiliated Business Disclosure is Missing	The affiliate business disclosure is Missing	Change status of 'Affiliated Business Disclosure is Missing' from Active to Open Rebuttal.;
Lender acknowledges; Change status of 'Affiliated Business Disclosure is Missing' from Open Rebuttal to Acknowledged by Client.;
Lender acknowledges	08/24/2023	08/24/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	B	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
4000014570	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	08/22/2023	Acknowledged	1462	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or $XXX, are less than the Guidelines minimum required of XXX or $XXX.	Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Acknowledged by Client.;
CRSE in the file cites this exception and approval to proceed with XXX months in reserves. Compensating Factors : DTI XXX% (Housing Ratio) or XXX% (Total; Borrower with same Employer/Business for XXX years; Residual Income of $XXX; minimum other debt.	08/23/2023	08/23/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
4000014570	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	08/23/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	08/23/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
4000016255	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/01/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with established escrows and appraisal requirements met.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.	09/06/2023	09/06/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000016255	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/01/2023	Cleared	-96416	Compliance	CT Average Prime Offer Rate APR Threshold	This loan exceeded the average prime offer rate APR threshold. ( CT SB XXX, §X(a)(X)(F)(ii) )The loan is a first lien and the greater of the disclosed APR and the calculated APR, exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the greater of the disclosed APR and the calculated APR, exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.	Change status of 'XXX Average Prime Offer Rate APR Threshold' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'XXX Average Prime Offer Rate APR Threshold' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	09/07/2023	09/07/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B		A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000016255	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/01/2023	Acknowledged	1236	Compliance	Affiliated Business Disclosure is Missing	The affiliate business disclosure is Missing; The affiliate business disclosure is Missing	Change status of 'Affiliated Business Disclosure is Missing' from Active to Acknowledged by Client.;
; Change status of 'Affiliated Business Disclosure is Missing' from Active to Open Rebuttal.;
Lender acknowledges.	09/06/2023	09/06/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	B	B	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000016255	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/05/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	09/05/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000016255	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/05/2023	Cleared	1258	Credit	CoBorrower Employment Verification does not meet guidelines	The co-borrower's employment has not been verified.The guidelines require a CPA certification of the borrowers' percentage of ownership of the company at the time of the loan application. There is no CPA letter in file.	Uploaded the document {XXX}	09/11/2023	The co-borrower's employment has not been verified.The guidelines require a CPA certification of the borrowers' percentage of ownership of the company at the time of the loan application. There is no CPA letter in file.; The exception 'CoBorrower Employment Verification does not meet guidelines' is cleared. Received copy of business license and certificate of organization showing the borrowers percentage of ownership. Exception cleared. ; Received copy of business license and certificate of organization showing the borrowers percentage of ownership. Exception cleared.	09/12/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000016255	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/05/2023	Cleared	1257	Credit	Borrower Employment Verification does not meet guidelines	The guidelines require a CPA certification of the borrower's percentage of ownership of the company at the time of the loan application. There is no CPA letter in file.	Uploaded the document {XXX}	09/11/2023	The exception 'Borrower Employment Verification does not meet guidelines' is cleared. Received copy of business license and certificate of organization showing the borrowers percentage of ownership. Exception cleared. ; The guidelines require a CPA certification of the borrower's percentage of ownership of the company at the time of the loan application. There is no CPA letter in file.; Received copy of business license and certificate of organization showing the borrowers percentage of ownership. Exception cleared.	09/12/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000015506	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/06/2023	Cleared	2571	Credit	Final Loan Application is Partial	Please correct Section Xa. A of the Final XXX. Loan closed as Owner Occupied; however, this occupancy question was answered as No to 'will you occupy property as primary residence".	Uploaded the document {XXX}	09/11/2023	Final Loan Application is Present. Received an updated and signed loan application showing the correct decleration on the property. Exception cleared. ; Please correct Section Xa. A of the Final XXX. Loan closed as Owner Occupied; however, this occupancy question was answered as No to 'will you occupy property as primary residence".; Received an updated and signed loan application showing the correct decleration on the property. Exception cleared.	09/12/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000015506	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/06/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	09/06/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000015506	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/06/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	09/06/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000017720	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/26/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	09/26/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000017720	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/26/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	09/26/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000017720	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/26/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	09/26/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000015830	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	09/25/2023	Acknowledged	894	Credit	Underwriting FICO does not meet Guideline Minimum Required	Underwriting FICO of XXX is less than the minimum required guideline FICO of XXX.	Change status of 'Underwriting FICO does not meet Guideline Minimum Required' from Active to Acknowledged by Client.;
CRSE in the file cites this exception and is approved with the following compensating factors: Credit history XXX for the last XXX months, Qualifying LTV is XXX	09/26/2023	09/26/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000015830	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	09/25/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	09/25/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000015830	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	09/26/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	09/26/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000015830	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	09/25/2023	Cleared	2578	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines.; Please provide Mortgage pay history XXX mortgage lates in months XXX. Or mortgage pay history XXX with up to XXX mortgage lates in months XXX.	Uploaded the document {XXX}; Uploaded the document {XXX}	10/05/2023	Housing delinquency meets guidelines. Received copy of the mortgage statement with confirmation of payments for at lest XXX months; no lates. Exception cleared. ; Received copy of the mortgage statement with confirmation of payments for at lest XXX months; no lates. Exception cleared.	10/04/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000016821	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/28/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with estbalish escrow met appraisal requirements	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines.; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.	10/03/2023	10/03/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000016821	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/29/2023	Acknowledged	1236	Compliance	Affiliated Business Disclosure is Missing	The affiliate business disclosure is Missing	Change status of 'Affiliated Business Disclosure is Missing' from Active to Open Rebuttal.;
Lender acknowledges; Change status of 'Affiliated Business Disclosure is Missing' from Open Rebuttal to Acknowledged by Client.;
Lender acknowledges	09/29/2023	09/29/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	B	B	B	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000016821	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/28/2023	Cleared	-96366	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX. Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).; TILA XXXb Cure required. Refund in the amount of $XXX cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount $XXX, for increased Discount Points, $XXX for increase in Broker Fee and $XXX increased Transfer Tax Fee from LE XX/XX/XXXX to FCD XX/XX/XXXX.

COC in file address changes on LE dated XX/XX/XXXX(missing from file)	Uploaded the document {XXX}; Uploaded the LE dated XXX with the COC detailing the fee changes. {XXX}	10/03/2023	Change status of 'Charges That Cannot Increase Test' from Active to Open Rebuttal.;
Uploaded the LE dated XXX with the COC detailing the fee changes. ; Change status of 'Charges That Cannot Increase Test' from Open Rebuttal to Active.;
Received LE and COC dated XXX; provided to compliance for review. ; This loan passed the charges that cannot increase test. (XX CFR §XXX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).	10/03/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000016821	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/28/2023	Cleared	1261	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval; Received LOX with a copy of an updated income calculation. The lender used the most recent XXX months to calculate the income and it calculated higher than what was provided on the XX/XX/XXXX. Lender advised to proceed with the lower, more conservative amount. Reviewed the updated income calculation - exception cleared. ; The lender considered XXX months of personal bank statements to determine the borrower's income. Guidelines call for either XXX or XXX months. The lender's figures did not agree with the reviewer's calculations and the lender's calculation data sheet was not clear regarding disallowed deposits. The borrower has a business checking account, which was overdrawn for the months submitted.	Uploaded bk stmt worksheet based on XXX months of bk stmts. Also uploaded an LOX to answer the quest {XXX}; Uploaded the document {XXX}	10/03/2023	The borrower income verification does match approval. Received LOX with a copy of an updated income calculation. The lender used the most recent XXX months to calculate the income and it calculated higher than what was provided on the XX/XX/XXXX. Lender advised to proceed with the lower, more conservative amount. Reviewed the updated income calculation - exception cleared.	10/03/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000016821	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/28/2023	Cleared	1257	Credit	Borrower Employment Verification does not meet guidelines	The borrower's ownership percentage of the business was not verified by a CPA or other third party as required. ; Received copy of the articles of incorporation showing the borrower is sole owner. Exception cleared.	See Articles of Organization showing the borrower is the Managing Member. {XXX}; Uploaded the document {XXX}	10/03/2023	The exception 'Borrower Employment Verification does not meet guidelines' is cleared. Received copy of the articles of incorporation showing the borrower is XXX owner. Exception cleared.	10/03/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000017145	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/02/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/02/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000017145	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/02/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/02/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000017145	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/02/2023	Cleared	-96366	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX. Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).; The zero tolerance violation in the amount of $XXX is due to an increase in loan Discount Points from the LE to CD. The revised LE dated XX/XX/XXXX is missing from the loan file. This LE is tied to the COC dated XX/XX/XXXX which reflects the change in loan terms and discount points. Please provided missing LE dated XX/XX/XXXX, PCCD or proof of refund to the borrower in the amount of $XXX.	Uploaded the document {XXX}	10/04/2023	Change status of 'Charges That Cannot Increase Test' from Open Rebuttal to Active.;
An LE and COC dated XX/XX/XXXX was provided to compliance for review. ; This loan passed the charges that cannot increase test. (XX CFR §XXX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).	10/05/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000018564	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/03/2023	Cleared	2578	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. Per the loan application, the borrower owns the current primary. Documentation in the file was not provided to confirm ownership; nor are there XXX months of payments confirmation. Lender to provide ownership documentation; along with confirmation of at least XXX months of housing history payments.	Uploaded an LOX - borr owns primary free & clear for the past year - on Fraudguard report - Housing {XXX}; Uploaded the document {XXX}	10/06/2023	Housing delinquency meets guidelines. Received an LOX with a copy of the Fraud Report - The Fraudguard report shows the borrower owns her primary residence and is owned free and clear (no mortgage associated). She has owned it for over a year. This satisfies the XXX month housing history. Reviewed the Fraud report and agree - exception cleared. ; Housing history does not meet guidelines. Per the loan application, the borrower owns the current primary. Documentation in the file was not provided to confirm ownership; nor are there XXX months of payments confirmation. Lender to provide ownership documentation; along with confirmation of at least XXX months of housing history payments. ; Received an LOX with a copy of the Fraud Report - The Fraudguard report shows the borrower owns her primary residence and is owned free and clear (no mortgage associated). She has owned it for over a year. This satisfies the XXX month housing history. Reviewed the Fraud report and agree - exception cleared.	10/06/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000018564	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/05/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/05/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000018564	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/03/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/03/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000018038	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/06/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/06/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000018038	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/05/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/05/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000018038	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/06/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/06/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000017893	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/05/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with established escrows and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	10/09/2023	10/09/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000017893	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/05/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/05/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000017893	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/05/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/05/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000017870	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/09/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/09/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000017870	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/09/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/09/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000017870	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/09/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/09/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000017242	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/10/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/10/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000017242	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/10/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/10/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000017242	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/10/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/10/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000017638	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/13/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/13/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000017638	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/12/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/12/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000017638	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/13/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/13/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000016965	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/16/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML with established escrow and met appraisal requirements	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender's guidellines, therefore, downgraded to A.	10/18/2023	10/18/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000016965	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/17/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/17/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000016965	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/17/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/17/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000017722	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/16/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/16/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000017722	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/19/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/19/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000017722	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/19/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/19/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000018083	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/16/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with established escrows and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Revoked to Cured Post Close.;
HPML is compliant.	10/18/2023	10/18/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000018083	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/17/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/17/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000018083	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/17/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/17/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000018039	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/16/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPL with established escrow and met appraisal requirements	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.	10/18/2023	10/18/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000018039	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/17/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/17/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000018039	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/17/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/17/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000020725	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/18/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML with established escrow and met appraisal requirements	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.	10/23/2023	10/23/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000020725	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/20/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/20/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000020725	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/20/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/20/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000017653	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/18/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML escrow established, appraisal requirement met	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.	10/23/2023	10/23/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000017653	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/20/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/20/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000017653	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/18/2023	Cleared	1434	Credit	Hazard Insurance Effective Date is after the Note Date	The hazard insurance effective date of XX/XX/XXXX is after the note and disbursement date of XX/XX/XXXX; Please provide HOI statement showing effective date of XX/XX/XXXX or before.	attestation letter {XXX}; Uploaded the document {XXX}	10/25/2023	The exception 'Hazard Insurance Effective Date is after the Note Date' is cleared. Received an attestation letter stating per the insurance company - no claims have been placed on this property. Exception cleared. ; The hazard insurance effective date of XX/XX/XXXX is after the note date of XX/XX/XXXX;
;
Please provide HOI statement showing effective date of XX/XX/XXXX or before.; Received an attestation letter stating per the insurance company - no claims have been placed on this property. Exception cleared.	10/25/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000018219	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/24/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/24/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000018219	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/24/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with established escrows and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A	10/24/2023	10/24/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000018219	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/24/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/24/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000017671	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/24/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/24/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000017671	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/25/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/25/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000017671	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/25/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/25/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000019500	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/24/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/24/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000019500	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/24/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/24/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000019500	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/24/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/24/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000018552	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/24/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with established escrows and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	10/25/2023	10/25/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	D	B	C	A	D	A	C	B	C	A	C	C	C	C	D	D	C	C	C	C	C	C	D	D	C	C	D	D	C	C	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
4000018552	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/25/2023	Acknowledged	3466	Property	Appraisal guideline violation	Appraisal guideline violation: Property is a XXX Per the guidelines, Annual Budget Dollar Delinquency must not exceed XXX%. Actual Budget is XXX%.	Change status of 'Appraisal guideline violation' from Active to Open Rebuttal.;
Per the CRSE -  Annual Budget Dollar Delinquency must not exceed XXX%.  Actual Budget is XXX%.  Rationale - Strong credit and mortgage history.  Qualifying Credit Score is XXX; DTI - XXX% (Housing Ratio) or XXX% (Total); Borrower with same Employer/Business for XXX years; Verified Reserves are XX; Resdidual Income of $XXX; Credit History - XXX-last XXX months. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Appraisal guideline violation' from Open Rebuttal to Acknowledged by Client.;
Per the CRSE - Annual Budget Dollar Delinquency must not exceed XXX%. Actual Budget is XXX%. Rationale - Strong credit and mortgage history. Qualifying Credit Score is XXX; DTI - XXX% (Housing Ratio) or XXX% (Total); Borrower with same Employer/Business for XX years; Verified Reserves are XXX; Resdidual Income of $XXX; Credit History - XXX-last XX months. Lender provided exception for the loan not meeting the guideline requirements.	10/25/2023	10/25/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	D	B	C	B	D	A	C	B	C	A	C	C	C	C	D	D	C	C	C	C	C	C	D	D	C	C	D	D	C	C	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
4000018552	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/24/2023	Cleared	2571	Credit	Final Loan Application is Partial	Final Loan Application is Partial. The Loan Application shows "other" income listed in the amount of $XXX. Unable to determine this additional information - please advise.	Change status of 'Final Loan Application is Partial' from Active to Open Rebuttal.;
An updated CRSE/XXX was received and removed the "other" income.  The Final Application needs to be corrected as well.  Please provide. ; Change status of 'Final Loan Application is Partial' from Open Rebuttal to Active.;
An updated CRSE/XXX was received and removed the "other" income. The Final Application needs to be corrected as well. Please provide. ; Uploaded XXX and XXX with "other" income removed. {XXX}; Uploaded the document {XXX}	10/30/2023	Final Loan Application is Partial. The Loan Application shows "other" income listed in the amount of $XXX. Unable to determine this additional information - please advise. ; Final Loan Application is Present. An updated final loan application removing the "other" income was received. Exception cleared. ; An updated final loan application removing the "other" income was received. Exception cleared.	10/30/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	D	B	D	A	D	A	C	B	C	A	C	C	C	C	D	D	C	C	C	C	C	C	D	D	C	C	D	D	C	C	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
4000018552	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/24/2023	Cleared	1261	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. The Transmittal Summary and final loan application show "other" income listed in the amount of $XXX. Unable to determine this additional information - please advise.	Change status of 'Borrower Income Verification does not match Approval' from Active to Open Rebuttal.; Received an updated XXX/CRSE removing the "other" income from the calculation. Exception cleared.	10/27/2023	The borrower income verification does match approval. Received an updated XXX/CRSE removing the "other" income from the calculation. Exception cleared.	10/27/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	D	B	C	A	D	A	C	B	C	A	C	C	C	C	D	D	C	C	C	C	C	C	D	D	C	C	D	D	C	C	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
4000018552	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/24/2023	Cleared	1257	Credit	Borrower Employment Verification does not meet guidelines	The Transmittal Summary and final loan application show "other" income listed in the amount of $XXX. Unable to determine this additional information - please advise.	Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.;
Received an updated XXX/CRSE removing the "other" income from the calculation. Exception cleared.	10/27/2023	The exception 'Borrower Employment Verification does not meet guidelines' is cleared. Received an updated XXX/CRSE removing the "other" income from the calculation. Exception cleared.	10/27/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	D	B	C	A	D	A	C	B	C	A	C	C	C	C	D	D	C	C	C	C	C	C	D	D	C	C	D	D	C	C	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
4000018552	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/24/2023	Cleared	1246	Credit	Transmittal Summary is Partial	The transmittal summary is Partial. The Transmittal Summary shows "other" income listed in the amount of $XXX. Unable to determine this additional information - please advise.	Removed that "other" income. DTI is still very low at XX%. Uploaded XXX and CRSE with updated DTI. {XXX}; Uploaded the document {XXX}	10/26/2023	The transmittal summary is Partial. The Transmittal Summary shows "other" income listed in the amount of $XXX. Unable to determine this additional information - please advise. . The Transmittal Summary shows "other" income listed in the amount of $XXX. Unable to determine this additional information - please advise. ;
; The transmittal summary is Present. Received an updated XXX/CRSE removing the "other" income from the calculation. Exception cleared. ; Received an updated XXX/CRSE removing the "other" income from the calculation. Exception cleared.	10/27/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	D	B	D	A	D	A	C	B	C	A	C	C	C	C	D	D	C	C	C	C	C	C	D	D	C	C	D	D	C	C	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
4000017967	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/25/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with established escrows and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.	10/27/2023	10/27/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000017967	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/25/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/25/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000017967	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/25/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/25/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000020204	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/25/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/25/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000020204	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/25/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/25/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000020204	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/25/2023	Cleared	871	Credit	Hazard Insurance Indicator is Partial	Hazard insurance indicator is Partial. The HOI Policy provided does not provide a Policy Number. Please provide a fully updated HOI Policy that includes the policy number. ; Received an updated HOI Policy showing the full policy number. Exception cleared.	upld hoi with policy # {XXX}; Uploaded the document {XXX}	11/01/2023	Hazard insurance indicator is Present. Received an updated HOI Policy showing the full policy number. Exception cleared.	11/01/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000019745	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/27/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with established escrows and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	10/27/2023	10/27/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000019745	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/27/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/27/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000019745	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/27/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/27/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000018714	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/30/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/30/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000018714	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/30/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/30/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000018714	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/30/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/30/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000019385	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/30/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML no escrow established, appraisal requirement met	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	10/31/2023	10/31/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000019385	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/30/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/30/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000019385	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/30/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/30/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000018285	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/30/2023	Acknowledged	1257	Credit	Borrower Employment Verification does not meet guidelines	Per the matrix - CPA letter confirming percentage of ownership is a required document. CPA letter is not provided. Please provide so we can determine the percentage of ownership the borrower has in teh company.	Please see notes on CRSE - Cert of Formation does have a date on it XX/XX/XXXX (upper right corner). {XXX}; Uploaded LOX, Certificate of Formation, IRS doc stating Sole Member, and SOS showing borr is the onl {XXX}; Uploaded the document {XXX}; Uploaded the document {XXX}	11/09/2023	Change severity of 'Borrower Employment Verification does not meet guidelines' from Material to Non-Material.; Change status of 'Borrower Employment Verification does not meet guidelines' from Open Rebuttal to Acknowledged by Client.;
Per a public information report pulled on XX/XX/XXXX, it confirms with the SOS that borrower is manager of the company - XXX.  An updated CRSE was received. Per guidelines, a CPA letter is required to confirm ownership percentage.  Lender provided alternative documents to confirm ownership.  Certificate of Formation is dated /filed XX/XX/XXXX + IRS doc dated XX/XX/XXXX show borr is sole member.  Based on the public info search pulled on XX/XX/XXXX, alternative documentation is confirmed.  Compensating Factors : DTI  XXX% (Housing) // XXX% (Total); Reserves of XXX; Residual Income of $XXX. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Borrower Employment Verification does not meet guidelines' from Open Rebuttal to Active.;
The IRS letter confirming the borrower is the sole owner of the company is dated XX/XX/XXXX and the Certificate of Formation is not dated. Please provide evidence the borrower is still currently the sole owner of the business at time of closing. ; Per the matrix - CPA letter confirming percentage of ownership is a required document. CPA letter is not provided. Please provide so we can determine the percentage of ownership the borrower has in teh company. ; Per a public information report pulled on XX/XX/XXXX, it confirms with the SOS that borrower is manager of the company XXX. An updated CRSE was received. Per guidelines, a CPA letter is required to confirm ownership percentage. Lender provided alternative documents to confirm ownership. Certificate of Formation is dated /filed XX/XX/XXXX + IRS doc dated XX/XX/XXXX show borr is sole member. Based on the public info search pulled on XX/XX/XXXX, alternative documentation is confirmed. Compensating Factors : DTI XXX% (Housing) // XXX% (Total); Reserves of XXX; Residual Income of $XXX. Lender provided exception for the loan not meeting the guideline requirements. ; The IRS letter confirming the borrower is the sole owner of the company is dated XX/XX/XXXX and the Certificate of Formation is not dated. Please provide evidence the borrower is still currently the sold owner of the business at time of closing.	11/09/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000018285	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/30/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with establish escrow met appraisal requirement	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.	10/31/2023	10/31/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000018285	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/30/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/30/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000018844	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/30/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/30/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000018844	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/30/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/30/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000018844	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/30/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/30/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000019482	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/30/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML escrow established, appraisal requirement met	Change status of 'Higher-Priced Mortgage Loan' from Active to Open Rebuttal.;
Lender Acknowledged HPML Disclosure; Escrow account established, and appraisal receipt acknowledged within XXX days.; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
Per attestation dated XX/XX/XXXX, investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Open Rebuttal to Cured Post Close.;
Per attestation dated XX/XX/XXXX, investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A	11/01/2023	11/01/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000019482	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/30/2023	Acknowledged	-96633	Compliance	RESPA Homeownership Counseling Organizations Disclosure Date Test	This loan failed the homeownership counseling organizations disclosure date test due to the following findings: ( XX CFR §XXX(a) )The loan has a homeownership counseling organizations disclosure date that is not within three business days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); orThe homeownership counseling organizations disclosure date is after the closing date.Not later than three business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than XXX days prior to the time when the list is provided to the loan applicant from either:(X)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(X)Data made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation take into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXX(b) and as it relates to §XXX (list of homeownership counseling organizations provided not later than XXX business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NonePlease note: This test does not validate the content of any list of homeownership counseling organizations.; Documentation Required - Homeownership Counseling List dated XX/XX/XXXX, not within XXX business days of application date XX/XX/XXXX	Change status of 'RESPA Homeownership Counseling Organizations Disclosure Date Test' from Active to Acknowledged by Seller.; Exception grade is a B.	10/31/2023	10/31/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	B	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000019482	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/30/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/30/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000019482	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/30/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/30/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000020244	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	11/01/2023	Acknowledged	896	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of XXX based on a loan amount of $XXX and value used for LTV of $XXX. Per the guidelines, if the DSCR is <.XXX; LTV/CLTV Max is XXX%. DSCR is calculated at XXX.	Sent CRE {XXX}; Uploaded the document {XXX}	11/06/2023	Change severity of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Material to Non-Material.; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
Received updated CRSE - LTV/CLTV of XXX is greater than the maximum allowable guideline CLTV of XXX.  Per the guidelines, if the DSCR is &lt;XX; LTV?CLTV Max is XX% DSCR. Compensating Factors : Verified Reserves of XX. Lender provided exception for the loan not meeting the guideline requirements. ; Underwriting LTV of XXX  is greater than the maximum allowable guideline LTV of XXX based on a loan amount of XXX and value used for LTV of XXX.;
; Received updated CRSE - LTV/CLTV of XXX is greater than the maximum allowable guideline CLTV of XXX. Per the guidelines, if the DSCR is &lt;XX; LTV?CLTV Max is XX% DSCR. Compensating Factors : Verified Reserves of XX. Lender provided exception for the loan not meeting the guideline requirements.	11/06/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	C	B	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000020244	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	11/01/2023	Acknowledged	897	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of XXX. Per the guidelines, if the DSCR is <.XXX; LTV/CLTV Max is XXX%. DSCR is calculated at XXX.	uploaded CRE {XXX}	11/06/2023	Change severity of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Material to Non-Material.; Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
Received updated CRSE - LTV/CLTV of XXX is greater than the maximum allowable guideline CLTV of XXX.  Per the guidelines, if the DSCR is &lt;XX; LTV?CLTV Max is XX% DSCR. Compensating Factors : Verified Reserves of XX. Lender provided exception for the loan not meeting the guideline requirements. ; Underwriting CLTV of XXX  is greater than the maximum allowable guideline CLTV of XXX.  Per the guidelines, if the DSCR is &lt;.XX; LTV/CLTV Max is XX%. DSCR is calculated at XXX. ;
; Received updated CRSE - LTV/CLTV of XXX is greater than the maximum allowable guideline CLTV of XXX. Per the guidelines, if the DSCR is &lt;XX; LTV?CLTV Max is XX% DSCR. Compensating Factors : Verified Reserves of XX. Lender provided exception for the loan not meeting the guideline requirements.	11/06/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	C	B	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000020244	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/31/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/31/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	A	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000020244	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/31/2023	Cleared	3810	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. CU Score not provided and FHLMC Collateral Rep and Warrant Relief not provided.	Sent AVM {XXX}; Uploaded the document {XXX}	11/03/2023	Third Party Valuation Product Provided. AVM provided; updating loan accordingly. ; AVM provided; updating loan accordingly.	11/03/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	D	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000017508	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/01/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	11/01/2023	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000017508	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/01/2023	Acknowledged	2451	Credit	Residual income does not meet guidelines.	Residual income of $XXX does not meet minimum guidelines.	Change status of 'Residual income does not meet guidelines.' from Active to Acknowledged by Client.;
The guidelines require a minimum of $XXX per month in residual income. The lender approved the exception citing X+ years of self-employment as the compensating factor.	11/01/2023	11/02/2023	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000017508	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/30/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with established escrows and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	11/02/2023	Higher-Priced Mortgage Loan ( XX CFR §XXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.	11/02/2023	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000019496	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/02/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with established escrows and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.	11/06/2023	11/06/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000019496	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/03/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	11/03/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000019496	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/03/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	11/03/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000019058	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/03/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	11/03/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000019058	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/07/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	11/07/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000019058	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/07/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	11/07/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000020466	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	11/07/2023	Acknowledged	896	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of XXX based on a loan amount of XXX and a DSCR value of XXX.	Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.;
CRSE in the file cites this exception and approval is granted. Compensating factors are: Verified reserves are XXX and a XXX FICO.	11/07/2023	11/07/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000020466	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	11/07/2023	Acknowledged	897	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of XXX.	Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.;
;
CRSE in the file cites this exception and approval is granted. Compensating factors are: Verified reserves are XXX and a XXX FICO.	11/07/2023	11/07/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000020466	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	11/03/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	11/03/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000020466	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	11/07/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	11/07/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000018263	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/07/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with established escrows and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	11/08/2023	11/08/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000018263	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/08/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	11/08/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	A	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000018263	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/08/2023	Cleared	2578	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. Guidelines required housing history XXX months of verified rental payments. Reviewed the XXX statements and confirmed XXX months of rental payments. Please provide documentation to support the XXX month (XX/XX/XXXX) rental payment. ; Received the XX/XX/XXXX bank statement showing rental payment. Exception cleared.	Uploaded the document {XXX}; Uploaded the document {XXX}	11/09/2023	Housing delinquency meets guidelines. Received the XX/XX/XXXX bank statement showing rental payment. Exception cleared.	11/09/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000018263	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/08/2023	Cleared	1261	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. Per the XXX utilizing XXX months of business bank statements. The bank statements for the following months are missing - please provide. XXX Acct XXX for XX/XX/XXXX. ; Received asset statements for XX/XX/XXXX. Verified the deposits and updated the income calculation. Income matches lenders - exception cleared.	Uploaded the document {XXX}	11/09/2023	The borrower income verification does match approval. Received asset statements for XX/XX/XXXX. Verified the deposits and updated the income calculation. Income matches lenders - exception cleared.	11/09/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000018263	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/08/2023	Cleared	1246	Credit	Transmittal Summary is Partial	The transmittal summary is Partial. Borrower is a XXX. Although the initial credit report shows a mortgage; the additional credit reports and comparison reports show this account is an installment account. Confirmed with the Fraud Report - the Borrower has not owned any properties previously. Please provide an updated XXX showing the borrower is a XXX ; Received an updated XXX and XXX confirming the borrower is a XXX. Exception cleared.	upld XXX and crse {XXX}; Uploaded the document {XXX}	11/09/2023	The transmittal summary is Present. Received an updated CRSE and XXX confirming the borrower is a XXX. Exception cleared.	11/09/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	D	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000019196	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	11/07/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The loan is in compliance with all applicable laws and regulations.	11/07/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000019196	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	11/08/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	11/08/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000019196	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	11/08/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	11/08/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000018720	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/08/2023	Cleared	1257	Credit	Borrower Employment Verification does not meet guidelines	Guidelines require a verification of Employment dated within XXX days of the settlement date. Please provide a VOE for XXX dated XX/XX/XXXX or later.	date stamped voe {XXX}; Uploaded the document {XXX}	11/09/2023	Guidelines require a verification of Employment dated within XXX days of the settlement date. Please provide a VOE for XXX dated XX/XX/XXXX or later.; The exception 'Borrower Employment Verification does not meet guidelines' is cleared. Received an updated business search dated XX/XX/XXXX showing the business is active. Exception cleared. ; Received an updated business search dated XX/XX/XXXX showing the business is active. Exception cleared.	11/09/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000018720	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/07/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with established escrows and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A	11/08/2023	11/08/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000018720	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/08/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	11/08/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6000090548	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	05/08/2023	Cleared	651	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. Missing Limited Review for Established Condo Projects in XXX Questionnaire.	XXX - Condo questionnaire provided	05/15/2023	Borrower liabilities verified indicator is Present; exception resolved	05/15/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
																				D	A	D	A	D	A	A	A	B	A	C	C	A	B	D	D	A	B	C	C	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6000090548	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	05/05/2023	Cleared	2578	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. Guidelines require and exception for no open and active mortgages reporting on credit. No lender exception in loan file.	XXX - Supplemental credit report provides mortgage history for new loan with XXX	05/23/2023	Housing history meets guidelines; exception resolved.	05/23/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
																				D	A	C	A	D	A	A	A	B	A	C	C	A	B	D	D	A	B	C	C	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6000090548	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	05/05/2023	Cleared	1236	Compliance	Affiliated Business Disclosure is Missing	The affiliate business disclosure is Missing	XXX - Per Privacy Policy, XXX does not have any affiliates.	05/24/2023	The affiliate business disclosure is Not Applicable; exception resolved.	05/24/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
																				D	A	B	A	D	A	A	A	B	A	C	C	A	B	D	D	A	B	C	C	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6000090548	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	05/08/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	05/08/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
																				D	A	A	A	D	A	A	A	B	A	C	C	A	B	D	D	A	B	C	C	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6000090539	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	05/23/2023	Acknowledged	2578	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines.	Lender Exception provided. No Housing History or Less than XXX months Verified on Investor Advantage/DSCR;
Compensating Factors:  ;
XXX.  DSCR XXX or Higher (XXX);
XXX. XXX Months Reserves above standard requirement	05/23/2023	05/23/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
6000090539	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	05/22/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/22/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
6000090539	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	05/23/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	05/23/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
6000089608	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	05/23/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/23/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6000089608	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	05/24/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	05/24/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6000089608	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	05/24/2023	Cleared	2587	Credit	Borrower Income Verification is less than 12 months	Income Verification of ___ is greater than XXX months.; Income Verification of ___ is greater than XXX months.	06/01/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6000089608	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	05/24/2023	Cleared	1257	Credit	Borrower Employment Verification does not meet guidelines	Per Guidelines, Asset Depletion will only be permitted on Primary residences and the property is a second home.	XXX - Loan underwritten to XXX guidelines per client as they allow for asset amortization. Email provided with approval.	05/31/2023	The exception 'Borrower Employment Verification does not meet guidelines' is cleared; exception resolved.	05/31/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6000090530	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/07/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/07/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6000090530	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/08/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	06/08/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6000090530	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/08/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/08/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6000090534	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/09/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/09/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6000090534	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/12/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/12/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6000090534	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/12/2023	Cleared	651	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial - Missing documentation for Taxes, Insurances and HOA (if applicable) for owner occupied home XXX.	XXX - Guidelines state primary residence housing history should be reviewed, but PITIA does not need to be verified.	06/14/2023	Borrower liabilities verified indicator is Present; exception resolved.	06/14/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6000090533	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/22/2023	Acknowledged	2578	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines.	Exception for borrower mortgages paid by spouse and mother in law pg XXX LOX, VOM Pg XXX	06/22/2023	06/22/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
6000090533	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/22/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/22/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
6000090533	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/22/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/22/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
6000090533	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/22/2023	Cleared	1462	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or $XXX, are less than the Guidelines minimum required of XXX or $XXX. Cash-out For Reserves are Not allowed for DSCR Loans. ; Cash out may be used for reserves. Condition cleared	The liquid reserves of XXX months or $XXX, is greater than or equal to the Guidelines minimum required of XXX or $XXX.	07/25/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
																				C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
6000090533	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/22/2023	Cleared	3605	Credit	Asset Documents are Incomplete	Asset Documents are missing.	Cash out may be used for reserves. Condition cleared	07/25/2023	Cash out may be used for reserves. Condition cleared	07/25/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
																				C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
6000090550	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/26/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/26/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6000090550	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/26/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	06/26/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6000090550	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/26/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/26/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6000090547	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/27/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/27/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
																				D	A	A	A	A	A	A	A	D	A	C	A	A	C	D	A	A	D	C	A	A	C	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6000090547	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/27/2023	Cleared	927	Compliance	Security Instrument Indicator is Missing	The security instrument indicator is Missing	XX/XX/XXXX - Security Instrument provided	07/03/2023	The security instrument indicator is Present; exception resolved.	07/03/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
																				D	A	D	A	A	A	A	A	D	A	C	A	A	C	D	A	A	D	C	A	A	C	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6000090542	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/27/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/27/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6000090542	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/27/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	06/27/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6000090542	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/27/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/27/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6000090543	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/28/2023	Cleared	3605	Credit	Asset Documents are Incomplete	Asset Documents are Incomplete: Guideline Require that Assets being used for down payment, closing costs, debt pay-off, and reserves must be verified with account statements for the most recent XXX months, and reflect a consecutive XXX days of asset verification. Only one Bank Statement is in file dated XX/XX/XXXX.	XX/XX/XXXX - guidelines only require XXX month of bank statements	07/03/2023	The exception 'Asset Documents are Incomplete' is cleared; exception resolved.	07/03/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6000090543	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/28/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/28/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6000090543	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/28/2023	Cleared	2571	Credit	Final Loan Application is Partial	Final XXX REO section reflects XXX as an investment property, however this address is listed as the current present address on page XXX of the application. Please provide clarification.	XX/XX/XXXX - Revised XXX provided showing XXX is the primary residence.	07/03/2023	Final Loan Application is Present; exception resolved.	07/03/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6000090543	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/28/2023	Cleared	2578	Credit	Housing history does not meet guidelines	Per guidelines XXX months recent mortgage history is required. XXX was transferred in XXX and the loan is not appearing on the credit report. Missing Verification of Mortgage or Credit Report update reflecting current mortgage history.	XX/XX/XXXX - Property is owned free and clear per property report.	07/03/2023	Housing history meets guidelines; exception resolved.	07/03/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6000090538	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/05/2023	Acknowledged	2075	Property	Title Issues Present	The following issues were noted: Per Guidelines the property should be in borrower's Name, exception requested to transfer from Business Name XXX to borrower at closing instead of prior application. Pg XXX is the request, pg XXX is approval	Per Guidelines the property should be in borrower's Name, exception requested to transfer from XXX to borrower at closing instead of prior application. Pg XXX is the request, pg XXX is approval	07/05/2023	07/05/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	C	B	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
6000090538	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/05/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/05/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
6000090538	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/05/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/05/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
6000090553	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	07/06/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/06/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6000090553	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	07/07/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/07/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6000090553	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	07/07/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/07/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6000090531	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	07/11/2023	Cleared	3557	Credit	Hazard Insurance Coverage is Not Sufficient.	Hazard insurance coverage of XXX is not sufficent. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.	XXX - HOI provided showing XXX% replacement coverage cost protection	07/17/2023	Hazard insurance coverage is sufficient; exception resolved	07/17/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
6000090531	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	07/11/2023	Cured Post Close	-96365	Compliance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than XXX% test. (XX CFR §XXX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXX(e)(X)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(X)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(X)(vi).; TILA XXXb Cure Required - Refund in the amount of $XXX, cure pacakge requires a PCCD, LOE, copy of refund check, and proof of delivery or valid COC. The XXX% tolerance violation in the amount of $XXX is due increase in recording fees from $XXX to $XXX on the final CD without a valid COC.	Change status of 'Charges That In Total Cannot Increase More Than XXX% Test' from Active to Open Rebuttal.;
XX/XX/XXXX - Cure package provided; Change status of 'Charges That In Total Cannot Increase More Than XXX% Test' from Open Rebuttal to Cured Post Close.;
XX/XX/XXXX - PCCD, LOE, copy of check and proof of shipment provided with XXX days of discovery XX/XX/XXXX which downgrades the exception to a B; TILA XXXb Cure Required - Refund in the amount of $XXX, cure pacakge requires a PCCD, LOE, copy of refund check, and proof of delivery or valid COC. The XXX% tolerance violation in the amount of $XXX is due increase in recording fees from $XXX to $XXX on the final CD without a valid COC.	07/18/2023	This loan failed the charges that in total cannot increase more than XXX% test. (XX CFR §XXX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXX(e)(X)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(X)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(X)(vi).	07/18/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	B	C	B	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
6000090536	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/17/2023	Cleared	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	XXX - Per guidelines, TPV not required as LCA score is below XXX.	07/20/2023	Third Party Valuation Product Provided; exception resolved.	07/20/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6000090536	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/18/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/18/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6000090536	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/18/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.; The loan meets all applicable credit guidelines.	The exception 'No Credit Findings' is cleared.	07/19/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6000090552	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM (APOR)	Closed	07/25/2023	Cleared	1222	Compliance	Home loan Toolkit is Missing	The home loan toolkit is Missing	XX/XX/XXXX - Homeloan Toolkit provided	08/03/2023	The home loan toolkit received; exception resolved	08/03/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	B	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6000090552	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM (APOR)	Closed	07/25/2023	Cleared	-96366	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).; TILA XXXb Cure required.
Cure of $XXX required for addition of Desk Review fee, and increase in Tax Service fee from Initial LE issued XX/XX/XXXX to LE issued XX/XX/XXXX. COC provided indicated program change however no additional detail as to why fees increased/added.; TILA XXX Cure required. Cure of $XXX required for addition of Investor Review, Desk Review fee, and increase in Tax Service fee from Initial LE issued XX/XX/XXXX to LE issued XX/XX/XXXX. COC provided indicated program updated, however, initial program requirements appear to have been met at time of loan app. Please provide a detailed explanation of why fees increased or cure. Cure requirements include PCCD, LOE, copy of refund check, and proof of mailing.	Change status of 'Charges That Cannot Increase Test' from Active to Open Rebuttal.;
XX/XX/XXXX - COC provided; TILA XXXb Cure required. ;
Cure of $XXX required for addition of Desk Review fee, and increase in Tax Service fee from Initial LE issued XX/XX/XXXX to LE issued XX/XX/XXXX. COC provided indicated program change however no additional detail as to why fees increased/added.; TILA XXXb Cure required. Cure of $XXX required for addition of Investor Review, Desk Review fee, and increase in Tax Service fee from Initial LE issued XX/XX/XXXX to LE issued XX/XX/XXXX. COC provided indicated program updated, however, initial program requirements appear to have been met at time of loan app. Please provide a detailed explanation of why fees increased or cure. Cure requirements include PCCD, LOE, copy of refund check, and proof of mailing.	08/09/2023	This loan passed the charges that cannot increase test. (XX CFR §XXX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).	08/09/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6000090552	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM (APOR)	Closed	07/26/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/26/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6000090552	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM (APOR)	Closed	07/26/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/26/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6000090532	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/26/2023	Acknowledged	3415	Credit	Loan amount is less than the minimum required loan amount	Loan amount of XXX is less than the minimum required loan amount of XXX. Provide Lender exception approval.; Exception to loan amount granted, finding will be deemed Acknowledged by Client	Change status of 'Loan amount is less than the minimum required loan amount' from Active to Acknowledged by Client.; Exception to loan amount granted, finding will be deemed Acknowledged by Client	07/31/2023		07/31/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
6000090532	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/27/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				07/27/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
6000090532	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/27/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				07/27/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
6000090540	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	07/28/2023	Acknowledged	2578	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. XXX requires XXX-month rental history. Lender Approval in file indicates the Lender provided an exception on XXX.	Lender approved exception	08/04/2023	08/04/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
6000090540	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	07/28/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/28/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
6000090540	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	08/02/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	08/02/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
6000090546	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	08/02/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with established escrows and appraisal requirements have been met.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.	08/04/2023	08/04/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
6000090546	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	08/04/2023	Acknowledged	1257	Credit	Borrower Employment Verification does not meet guidelines	Borrower approved for XXX month Bank Statement Program which requires XXX years tenure self-employment. Per XXX letter in file dated XX/XX/XXXX, the borrower's business was incorporated on XXX. Business has been in existence less than the required XXX years. Borrower purchased this business and has operated it since XXX. Borrower has XXX years tenure in the in the restaurant industry prior to becoming self-employed. Lender issued an exception on XXX citing these compensating factors: FICO XXX points > program minimum, Residual Income > $XXX/mo, DTI XXX% < program maximum, minimal use of revolving credit.	Lender issued an exception on XXX citing these compensating factors: FICO XXX points &gt; program minimum, Residual Income XXX; program maximum, minimal use of revolving credit.	08/04/2023	08/04/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
6000090546	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	08/04/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	08/04/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
6000090537	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	08/02/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	08/02/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6000090537	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	08/03/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	08/03/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6000090537	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	08/03/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	08/03/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6000090544	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	08/04/2023	Acknowledged	3843	Credit	Guideline Seasoning not Met	Guideline seasoning requirement has not been met. Subject property was transferred to Borrower via Quit Claim Deed on XXX, recorded XXX. Cash-Out loan based on appraised value is not permitted when property is not owned for at least six months or if it is considered Delayed Financing. XXX indicates the Lender issued an exception; however, there is no formal exception approval in file citing compensating factors.	XXX - Exception to guideline provided due to compensating factors of low LTV, high FICO, no mortgage lates in XXX+ years and XXX% equity in XXX property.	08/10/2023	08/10/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	C	B	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
6000090544	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	08/04/2023	Cleared	1276	Property	Is Completion Certificate in file is No	The appraisal was completed "Subject To" however, the file is missing the Completion Certificate.	XXX - Letter from inspector along with pictures and closed permits provided	08/10/2023	The Completion Certificate is Yes; exception resolved.	08/10/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	C	A	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
6000090544	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	08/04/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	08/04/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	A	A	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
6000090545	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	08/07/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	08/07/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6000090545	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	08/07/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	08/07/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6000090545	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	08/07/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	08/07/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012661	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	05/22/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML Loan with established escrows and appraisal requirements have been met.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines. ; Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines. ; Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
Per attestation dated XX/XX/XXXX, investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
Per attestation dated XX/XX/XXXX, investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A	08/01/2023	08/01/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012661	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	05/24/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	05/24/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012661	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	05/24/2023	Cleared	2110	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX exceeds guideline maximum of XXX.; Per the CPA letter, the borrower owns XXX% of each of XXX businesses, with his mother and brother owning the balance. The co-borrower does not own any portion of the companies. Bank statements have been provided for XXX of the businesses, but not the third. The XXX statements XXX account ending in #XXX for XXX were not included in the loan package, which is likely why the income is approximately half of what was used to qualify.	Change status of 'Qualifying DTI exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received an updated loan application with a confirmation from the borrower showing the XXX is the correct business we shoulod be including in our income calculation.  Re-reviewed the income and updated the loan accordingly. ; Change status of 'Qualifying DTI exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received LOX - regarding high DTI.  Also received updated XX/XX/XXXX with income calculations which match our calculations.  LOX wanted additional details on the DTI.  Reviewed the liabilities and the XXX day account were included; removed this account since no lates per the guides. Exception cleared. ; Change status of 'Qualifying DTI exceeds Guideline Maximum Allowable' from Open Rebuttal to Active.;
Change status of 'Qualifying DTI exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received an updated loan application with a confirmation from the borrower showing the XXX is the correct business we shoulod be including in our income calculation. Re-reviewed the income and updated the loan accordingly. DTI calculation is over - emailed lender. ; Per the CPA letter, the borrower owns XXX% of each of XXX businesses, with his mother and brother owning the balance. The co-borrower does not own any portion of the companies. Bank statements have been provided for XXX of the businesses, but not the third. The XXX statements XXX account ending in #XXX for XXX were not included in the loan package, which is likely why the income is approximately half of what was used to qualify.	08/02/2023	Documentation provided to support Qualifying DTI below XXX. Received LOX - regarding high DTI. Also received updated XX/XX/XXXX with income calculations which match our calculations. LOX wanted additional details on the DTI. Reviewed the liabilities and the XXX day account were included; removed this account since no lates per the guides. Exception cleared.	08/02/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012661	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	05/22/2023	Cleared	-96366	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX. Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).; TILA XXXb cure required. Cure of $XXX for increase in discount points from LE issued XX/XX/XXXX to Final CD issued XX/XX/XXXX. COC provided indicated buy down points but did not indicate what caused the discount points to change. Please provided a valid COC or cure. Cure includes PCCD, LOE, copy of refund check, and proof of mailing.	Change status of 'Charges That Cannot Increase Test' from Active to Open Rebuttal.;
XX/XX/XXXX - Lender response: The coc is correct as when you buy down points it causes your discount points to go up. So buy down points was the reason for the change.; TILA XXXb cure required. Cure of $XXX for increase in discount points from LE issued XX/XX/XXXX to Final CD issued XX/XX/XXXX. COC provided indicated buy down points but did not indicate what caused the discount points to change. Please provided a valid COC or cure. Cure includes PCCD, LOE, copy of refund check, and proof of mailing.	08/01/2023	This loan passed the charges that cannot increase test. (XX CFR §XXX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).	08/01/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A